EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9%
	ADVERTISING & MARKETING - 3.1%
19,563	Interpublic Group of Companies, Inc. (The)	$ 754,741

	AEROSPACE & DEFENSE - 1.4%
6,529	Aerojet Rocketdyne Holdings, Inc.(a)	358,246

	APPAREL & TEXTILE PRODUCTS - 0.0%(b)
32	Carter's, Inc.	2,323

	ASSET MANAGEMENT - 6.7%
7,700	Ares Management Corporation, Class A	741,895
4,250	LPL Financial Holdings, Inc.	924,077
		1,665,972
	BEVERAGES - 3.3%
1,307	Coca-Cola Consolidated, Inc.	831,278

	BIOTECH & PHARMA - 1.7%
8,166	Halozyme Therapeutics, Inc.(a)	294,547
1,321	Horizon Therapeutics plc(a)	135,865
		430,412
	CHEMICALS - 1.4%
1,988	Avery Dennison Corporation	341,538

	COMMERCIAL SUPPORT SERVICES - 7.1%
3,545	AMN Healthcare Services, Inc.(a)	386,830
4,205	Brink's Company (The)	285,225
9,910	Robert Half International, Inc.	745,431
3,836	TriNet Group, Inc.(a)	364,305
		1,781,791
	CONTAINERS & PACKAGING - 3.2%
6,641	Berry Global Group, Inc.	427,282
4,288	Crown Holdings, Inc.	372,499
		799,781
	ELECTRICAL EQUIPMENT - 3.5%
2,529	A O Smith Corporation	184,061

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	ELECTRICAL EQUIPMENT - 3.5% (Continued)
2,433	Chase Corporation	$ 294,928
1,677	Generac Holdings, Inc.(a)	250,091
437	Hubbell, Inc.	144,892
		873,972
	ENGINEERING & CONSTRUCTION - 2.7%
3,412	Quanta Services, Inc.	670,287

	ENTERTAINMENT CONTENT - 0.8%
1,384	Take-Two Interactive Software, Inc.(a)	203,669

	HEALTH CARE FACILITIES & SERVICES - 6.1%
435	Chemed Corporation	235,626
5,044	Henry Schein, Inc.(a)	409,068
1,511	Medpace Holdings, Inc.(a)	362,897
1,705	Molina Healthcare, Inc.(a)	513,615
		1,521,206
	INDUSTRIAL SUPPORT SERVICES - 3.4%
1,880	United Rentals, Inc.	837,296

	INSURANCE - 1.2%
2,394	Assurant, Inc.	300,974

	INTERNET MEDIA & SERVICES - 1.1%
5,839	Shutterstock, Inc.	284,184

	LEISURE FACILITIES & SERVICES - 5.2%
6,036	Dine Brands Global, Inc.	350,269
860	Domino's Pizza, Inc.	289,811
3,100	Jack in the Box, Inc.	302,343
1,394	Vail Resorts, Inc.	350,953
		1,293,376
	LEISURE PRODUCTS - 1.9%
3,876	Polaris, Inc.	468,725

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MACHINERY - 5.8%
5,500	Donaldson Company, Inc.	$ 343,805
3,496	Lincoln Electric Holdings, Inc.	694,410
3,872	Toro Company (The)	393,589
		1,431,804
	MEDICAL EQUIPMENT & DEVICES - 4.4%
8,068	Bruker Corporation	596,387
6,429	Globus Medical, Inc., Class A(a)	382,783
1,283	QuidelOrtho Corporation(a)	106,309
		1,085,479
	OIL & GAS PRODUCERS - 2.1%
3,700	Denbury, Inc.(a)	319,162
640	Murphy USA, Inc.	199,110
		518,272
	PUBLISHING & BROADCASTING - 0.3%
500	Nexstar Media Group, Inc.	83,275

	RETAIL - CONSUMER STAPLES - 4.5%
6,800	BJ's Wholesale Club Holdings, Inc.(a)	428,468
1,935	Casey's General Stores, Inc.	471,908
1,200	Dollar General Corporation	203,736
		1,104,112
	RETAIL - DISCRETIONARY - 4.8%
140	AutoZone, Inc.(a)	349,070
400	O'Reilly Automotive, Inc.(a)	382,120
670	Ulta Beauty, Inc.(a)	315,299
1,125	Williams-Sonoma, Inc.	140,783
		1,187,272
	SEMICONDUCTORS - 1.8%
4,064	Teradyne, Inc.	452,445

	SOFTWARE - 10.4%
13,376	Agilysys, Inc.(a)	918,130
16,206	Calix, Inc.(a)	808,841
8,148	CommVault Systems, Inc.(a)	591,708

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SOFTWARE - 10.4% (Continued)
4,186	Envestnet, Inc.(a)	$ 248,439
		2,567,118
	SPECIALTY FINANCE - 1.5%
10,318	Fidelity National Financial, Inc.	371,448

	TECHNOLOGY HARDWARE - 2.3%
22,201	Extreme Networks, Inc.(a)	578,336

	TECHNOLOGY SERVICES - 5.4%
2,728	Euronet Worldwide, Inc.(a)	320,185
762	Fair Isaac Corporation(a)	616,618
800	Mastercard, Inc., Class A	314,640
2,807	TTEC Holdings, Inc.	94,989
		1,346,432
	TRANSPORTATION & LOGISTICS - 1.8%
225	GXO Logistics, Inc.(a)	14,135
2,160	Landstar System, Inc.	415,886
225	RXO, Inc.(a)	5,101
225	XPO Logistics, Inc.(a)	13,275
		448,397

	TOTAL COMMON STOCKS (Cost $13,923,115)	24,594,161

	TOTAL INVESTMENTS – 98.9% (Cost $13,923,115)	$ 24,594,161
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	287,233
	NET ASSETS - 100.0%	$ 24,881,394

PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.